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                                                            [METLIFE LETTERHEAD]




Metropolitan Life Insurance Company
One Madison Avenue
New York, NY  10010





                                                                November 5, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

                  Re: Security Equity Separate Account Twenty-Six File No. 333-110183 / 811-08888
                        Rule 497(j) Certification


Commissioners:

      On behalf of Metropolitan Life Insurance Company (the "Company") and Security Equity Separate Account Twenty-Six (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 8 for the Account filed electronically with the Commission on November 3, 2003.

      If you have any questions, please contact me at (617) 578-3514.

                                    Sincerely,

                                    /s/ Michele H. Abate

                                    Michele H. Abate